SUPPLEMENT DATED AUGUST 1, 2007

TO THE PROSPECTUS

DATED DECEMBER 31, 2006

OF CAPITAL ONE FUNDS

This Supplement provides updated information about the Capital One Funds (the “Funds”) for the administrator, fund accounting agent, transfer agent and distributor.

On August 1, 2007, The BISYS Group, Inc., the parent company of BISYS Fund Services Ohio, Inc. (“BISYS”), the Funds’ administrator, fund accounting agent and transfer agent, was acquired by Citibank, N.A. (the “Acquisition”). In connection with the Acquisition, BISYS was re-named Citi Fund Services Ohio, Inc. (“CFSO”). In addition, on August 1, 2007, BISYS Fund Services LP, the Funds’ principal underwriter and an affiliate of BISYS (“Distributor”), was acquired by Foreside Distributors, LLC (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group, LLC. The address and phone numbers for the service providers remain unchanged. Foreside is not affiliated with Citibank, N.A., CFSO or Capital One Asset Management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Investment Company Act File No. 811-5536

Cusip 14041W101

Cusip 14041W200

Cusip 14041W309

Cusip 14041W408

Cusip 14041W507

Cusip 14041W606

Cusip 14041W705

Cusip 14041W804

Cusip 14041W887

Cusip 14041W879

Cusip 14041W861

Item No. 540182

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